Consolidated statement of financial position - EUR (€) € in Millions	Sep. 30, 2025	Mar. 31, 2025
Non-current assets
Goodwill	€ 21,767	€ 20,514
Other intangible assets	14,320	12,924
Property, plant and equipment	33,035	30,712
Investments in associates and joint ventures	6,758	6,892
Other investments	3,455	3,153
Deferred tax assets	18,513	19,033
Post employment benefits	230	242
Trade and other receivables	5,482	6,431
Total non-current assets	103,560	99,901
Current assets
Inventory	718	617
Taxation recoverable	170	174
Trade and other receivables	10,774	9,404
Other investments	6,441	7,424
Cash and cash equivalents	7,087	11,001
Total current assets	25,190	28,620
Assets held for sale	109	0
Total assets	128,859	128,521
Equity
Called up share capital	4,189	4,319
Additional paid-in capital	149,996	149,834
Treasury shares	(7,035)	(6,791)
Accumulated losses	(123,361)	(123,503)
Accumulated other comprehensive income	29,028	28,886
Total attributable to owners of the parent	52,817	52,745
Non-controlling interests	3,792	1,171
Total equity	56,609	53,916
Non-current liabilities
Borrowings	44,179	46,096
Share of net liabilities in joint ventures and associates	59	96
Deferred tax liabilities	796	798
Post employment benefits	165	187
Provisions	1,436	1,430
Non-debt liabilities in respect of written put options	102	97
Trade and other payables	3,816	3,147
Total non-current liabilities	50,553	51,851
Current liabilities
Borrowings	7,276	7,047
Taxation liabilities	594	578
Provisions	1,021	1,066
Trade and other payables	12,806	14,063
Total current liabilities	21,697	22,754
Liabilities held for sale	0	0
Total equity and liabilities	€ 128,859	€ 128,521